Summary of Significant Accounting Policies (Details) - Schedule of property and equipment	12 Months Ended
Dec. 31, 2021
Transportation equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful life	4 years
Office equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful life	3 years
Office equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful life	5 years
Electronic equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful life	3 years
Electronic equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful life	5 years
Leasehold improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful life	Shorter of remaining lease term or life of assets